17. DISCONTINUED OPERATIONS: Schedule of Net Cash Flows attributable to Discontinued Operations (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Discontinued Operations - Net loss from discontinued operations	$ 0	$ (189,356)	$ (678,661)
Adjustments to reconcile profit (loss)
Discontinued Operations - Amortization	0	6,301	9,266
Discontinued Operations - Write-down of inventories	0	109,941	227,025
Discontinued Operations - Write-down of equipment	0	14,704	0
Changes in Non-Cash Working Capital Items
Discontinued Operations - Accounts receivable	0	264,806	170,157
Discontinued Operations - Prepaid expenses and deposits	0	0	5,438
Discontinued Operations - Inventories	0	(7,442)	(118,299)
Discontinued Operations - Accounts payable and accrued liabilities	0	(23,027)	70,917
Discontinued Operations - Operating Activities	0	175,927	(314,157)
Investing Activities
Discontinued Operations - Purchase of equipment	0	0	(5,000)
Discontinued Operations - Increase (Decrease) in Cash	$ 0	$ 175,927	$ (319,157)